Stock Options, Stock Purchase Plan and Warrants - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended					12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 14, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jan. 09, 2012 Plasma Prostate Cancer Test Licensed From Health Discovery Corp HDC [Member]	Jan. 09, 2012 Colon Cancer Test Licensed From HDC [Member]	Jan. 09, 2012 Pancreatic Cancer Test Licensed From HDC [Member]	Jan. 09, 2012 Cytogenetics Automated Image Analysis Technology Licenses From HDC [Member]	Jan. 09, 2012 Cytometry Automated Image Analysis Technology Licenses From HDC [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jan. 31, 2007 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Warrant [Member]	Jan. 09, 2012 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Apr. 22, 2013 Chief Information Officer [Member]	Dec. 31, 2013 Chief Information Officer [Member]	Jan. 09, 2012 Chief Medical Officer [Member]	Dec. 31, 2013 Chief Medical Officer [Member]	Dec. 31, 2012 Chief Medical Officer [Member]	Feb. 14, 2012 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Scientific Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amended Plan expiration date		Mar. 03, 2019
Common stock reserved and available for issuance under the Amended Plan		7,000,000
Stock option outstanding		5,725,798	5,777,712	4,779,670	5,470,544
Stock option to purchase		416,000	1,298,000	519,000															200,000				150,000		250,000			800,000	800,000
Options issued outside of the Amended Plan																															350,000
Shares were available for future option and stock awards under the Amended Plan		662,065
Options expiry period							5 years	10 years
Stock option term	4 years						3 years	4 years															5 years		5 years			5 years
Aggregate intrinsic value of all stock options outstanding and expected to vest		$ 13,800,000
Aggregate intrinsic value of currently exercisable stock options		11,500,000
Deemed value per share		$ 3.62																	$ 4.00										$ 4.00
Total number of in the money options outstanding and exercisable		4,205,173
Total intrinsic value of options exercised		1,200,000	264,000	126,000
Total cash proceeds received from the exercise of stock options		372,000	201,000	367,000
Total fair value of options granted		493,000	943,000	267,000
Total fair value of option shares vested		349,000	218,000	321,000
Stock compensation expense														666,000	575,000	285,000				263,000	153,000	83,000		63,000		252,000	151,000		155,000	210,000
Unrecognized stock-based compensation cost		654,000
Unrecognized cost is expected to be recognized over a weighted-average period		1 year 6 months
Weighted average exercise price, granted		$ 3.66	$ 1.64	$ 1.39															$ 1.43				$ 3.93		$ 1.43			$ 1.71
Stock option vested																							25.00%		25.00%
Stock option valued																							192,000			535,000		505,000
Supplemental options vested																												200,000
Limited payroll deductions a discount																	5.00%
Shares issued under ESPP		76,595	56,805	122,401
Albitar warrant period			5 years
Warrants granted									80,000	40,000	40,000	20,000	20,000								200,000
Value of Albitar Warrants																		479,000
Recorded stock based compensation expense																				$ 231,000	$ 135,000
Common stock, shares issued		49,118,373	45,280,280																		650,000
Warrants issued						348,417